Acquisitions - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended															12 Months Ended					12 Months Ended			12 Months Ended							1 Months Ended			12 Months Ended		1 Months Ended				1 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2013 Trade Names	Dec. 31, 2012 Trade Names	Dec. 31, 2013 Technologies	Dec. 31, 2012 Technologies	Dec. 31, 2013 Customer Relationships	Dec. 31, 2012 Customer Relationships	Dec. 31, 2013 Lease Agreement	Jan. 31, 2013 Beijing Precil Instrument Co., Ltd,	Sep. 30, 2013 Mindray Medical Australia (Holdings) Pty Ltd	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities USD ($) Entity	Dec. 31, 2013 Transactions Completed in 2012 for Other PRC Entities USD ($)	Dec. 31, 2013 Transactions Completed in 2012 for Other PRC Entities CNY	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities CNY	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Held in Escrow USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities For one of the entities is subject to downward Adjustments USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander")	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren")	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") Other Additional Capital USD ($)	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hunan Changsha Tiandiren Biotech Co Ltd ("Tiandiren") Other Additional Capital CNY	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Hangzhou Optcla Medical Instrument Co Ltd ("Optcla")	Dec. 31, 2012 Transactions Completed in 2012 for Other PRC Entities Shanghai Medical Optical Instruments Factory Co Ltd ("SMOIF")
Dec. 31, 2012
Transactions Completed in 2012 for Other PRC Entities
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") and Hangzhou Optcla Medical Instrument Co Ltd ("Optcla")
Other Additional Capital
USD ($)

Dec. 31, 2012
Transactions Completed in 2012 for Other PRC Entities
Zhejiang Greenlander Info Tech Co., Ltd ("Greenlander") and Hangzhou Optcla Medical Instrument Co Ltd ("Optcla")
Other Additional Capital
CNY
																														Jul. 31, 2013 Transactions Completed in 2013 for Zonare USD ($)	Jul. 31, 2013 Transactions Completed in 2013 for Zonare ZONARE USD ($)	Dec. 31, 2013 Transactions Completed in 2013 for Zonare ZONARE USD ($)	Dec. 31, 2013 Transactions Completed in 2013 for Zonare ZONARE Held in Escrow USD ($)	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. USD ($)	Dec. 31, 2013 Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. Held in Escrow USD ($)	Jul. 25, 2011 Transactions Completed on April 1, 2011 and July 25, 2011 USD ($)	Dec. 31, 2012 Transactions Completed on April 1, 2011 and July 25, 2011 USD ($)	Dec. 31, 2012 Transactions Completed on April 1, 2011 and July 25, 2011 CNY	Dec. 31, 2011 Transactions Completed on April 1, 2011 and July 25, 2011 USD ($)	Jul. 25, 2011 Transactions Completed on April 1, 2011 and July 25, 2011 Suzhou Hyssen Electronic Technology Ltd ("Hyssen")	Apr. 01, 2011 Transactions Completed on April 1, 2011 and July 25, 2011 Shenzhen Shenke Medical Instrument Technical Development Co., Ltd ("Shenke") USD ($)	Dec. 31, 2012 Transaction completed in 2012 for Dragonbio USD ($)	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio USD ($)	Dec. 31, 2012 Transaction completed in 2012 for Dragonbio Held in Escrow USD ($)	Jul. 31, 2012 Transaction completed in 2012 for Dragonbio Wuhan Dragonbio Surgical Implant Co.,Ltd ("Dragonbio") USD ($)
Business Acquisition [Line Items]
Controlling stake in acquired business														51.00%	100.00%							54.30%	51.00%			57.70%	100.00%				100.00%									51.00%	51.00%				51.00%
Business acquisition date																																								Jul. 25, 2011	Apr. 01, 2011
Total acquisition consideration																$ 21,025					$ 2,802													$ 11,284		$ 10,208									$ 35,263
Total acquisition consideration, payable to original shareholders																21,025														101,105				11,284		9,413							35,263
Total acquisition consideration, capital contribution																																				795
Business acquisition contingent consideration as of the acquisition date																																									872
Adjustment to aggregate amount of purchase consideration																0	48	295	0															0			152	959
Business acquisition purchase consideration payable	20,457	20,354	2,142													5,550	213															17,382		2,862			402		2,142			14,402
Weighted average useful life of acquired intangible assets	12 years 1 month 6 days	13 years 2 months 12 days	10 years				20 years	13 years 6 months	12 years 9 months 18 days	14 years 8 months 12 days	8 years 9 months 18 days	11 years 2 months 12 days	5 years
Amount under escrow deposits																				1,779													17,367		546									14,282
Number of acquisitions by company																4
Business acquisition further capital injection from parent																								527				1,750	11,000
Additional capital to increase equity interest																												60.00%	60.00%
Business acquisition further capital injection from non-controlling interests																								506				623
Amount of additional capital																								1,033	6,500
Total acquisition consideration in cash																															$ 101,105
Percentage of individual and aggregate net revenue and net income of acquired entities				5.00%	5.00%	5.00%